IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

1.  As of March 31, 2009, Thomas G. Bigley retired from his position as a Trustee/Director of the below-named funds and as a member of the Board of Directors/Trustees Audit Committee and Nominating Committee.

2.  For the below-named funds, please replace the fund ownership information for Mr. O’Neill and Mr. Will with the following information:

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2008
Independent Board Member Name	Dollar Range of Shares Owned in the Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
Thomas M. O’Neill	None	Over $100,000
James F. Will	None	$50,001 - $100,000

June 9, 2009

40710 (06/09)

The Federated Funds include all of the following (including any of their share classes):

Federated InterContinental Fund
Federated International Strategic Value Fund
Portfolios of Federated Equity Funds

Federated Equity Income Fund, Inc.

Federated Strategic Income Fund
A Portfolio of federated Fixed Income Securities, Inc.

Federated GNMA Trust

Federated Government Income Securities, Inc.

Federated High Yield Trust

Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust

Federated Income Trust

Federated Intermediate Government Fund, Inc.

Federated International Equity Fund
Federated International Bond Fund
Portfolios of Federated International Series, Inc.

Federated Bond Fund
A Portfolio of Federated Investment Series Funds, Inc.

Federated Corporate Bond Strategy Portfolio
Federated High Yield Bond Strategy Portfolio
Federated Mortgage Strategy Portfolio
Federated International Bond Strategy Portfolio
Portfolios of Federated Managed Pool Series

Federated Stock and Bond Fund

Federated Total Return Government Bond Fund

Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.

Federated International Value Fund
Federated International High Income Fund
Federated International Small-Mid Company fund
Portfolios of Federated World Investment Series, Inc.

Federated U.S. Government Securities Fund: 2-5 Years